Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Valuation allowance	$ 15,146,000	$ 14,705,000
Unused non-capital tax losses	115,836,000	$ 67,883,000
Investment tax credits	$ 3,976,000
Tax credits expiration period	2019 to 2032
Uncertain income tax positions	$ 0
Canada [Member]
Income Tax Examination [Line Items]
Valuation allowance	2,851,000
Unused non-capital tax losses	72,139,000
U.S. [Member]
Income Tax Examination [Line Items]
Valuation allowance	10,807,000
Unused non-capital tax losses	37,154,000
India [Member]
Income Tax Examination [Line Items]
Valuation allowance	1,179,000
Other Country [Member]
Income Tax Examination [Line Items]
Valuation allowance	$ 309,000